CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2008	$ (22,965)	$ 3,605	$ 20,655	$ (38,827)	$ (7,499)	$ (899)
Balance, shares at Dec. 31, 2008		6,528,100
Exercise of stock options	1,155	674	171			310
Exercise of stock options, shares		1,062,037
Issuance of commom stock to related party	554	130	(165)			589
Issuance of commom stock to related party, shares		300,000
Net income (loss)	2,923			2,923
Translation adjustment	43				43
Balance at Dec. 31, 2009	(18,290)	4,409	20,661	(35,904)	(7,456)
Balance, shares at Dec. 31, 2009		7,890,137
Conversion of convertible notes payable to related party into common stock	250	66	184
Conversion of convertible notes payable to related party into common stock, shares		119,048
Net income (loss)	(8,124)			(8,124)
Translation adjustment	630				630
Balance at Dec. 31, 2010	(25,534)	4,475	20,845	(44,028)	(6,826)
Balance, shares at Dec. 31, 2010	8,009,185	8,009,185
Exercise of stock options		17	(17)
Exercise of stock options, shares		27,513
Net income (loss)	(2,148)			(2,148)
Translation adjustment	68				68
Balance at Dec. 31, 2011	$ (27,614)	$ 4,492	$ 20,828	$ (46,176)	$ (6,758)
Balance, shares at Dec. 31, 2011	8,036,698	8,036,698